PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about provisions

As at December 31	2017	2016
Environmental rehabilitation provision	$54,429	$55,971
Long service leave	6,356	5,812
Other	—	186
Total provisions	$60,785	$61,969
Current provisions	19,133	20,975
Long term balance	$41,652	$40,994

Disclosure of changes in provision
Changes in the environmental rehabilitation provision for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Balance, beginning of period	$55,971	$4,753
Change in estimates	8,927	10,266
Disposition of Stawell	(5,482)	—
Assumed with business combinations (note 7)	—	41,300
Site closure and reclamation costs paid	(10,212)	(403)
Unwinding of discount on rehabilitation provision	1,003	377
Foreign currency translation	4,222	(322)
Balance, end of the period	$54,429	$55,971
Current portion	13,946	16,397
Long term balance	$40,483	$39,574

Disclosure assumptions used on valuing the environmental provision
Assumptions used in valuing the environmental provision as at December 31, 2017 and 2016 are as follows:

As at December 31, 2017	Estimated Closure Period	Inflation Rate	Risk free rate	Undiscounted estimated closure costs
Canadian Operations
Macassa Mine Complex	2034 - 2074	2%	2.45%-2.51%	$13,727
Holt Complex	2019 - 2039	2%	1.59%-2.51%	$11,152
Australian Operations
Fosterville Gold Mine	2022	3%	2.30%	$8,238
Northern Territory Operations	2023	3%	2.04% - 2.61%	$30,655

As at December 31, 2016	Estimated Closure Period	Inflation Rate	Risk free rate	Undiscounted estimated closure costs
Canadian Operations
Macassa Mine Complex	2017, 2030	2%	2.14% - 2.40%	$18,068
Holt Complex	2018 - 2023	2%	4%	$8,716
Australian Operations
Fosterville Gold Mine	2021	2.50%	2.32%	$8,570
Northern Territory Operations	2022	2.50%	1.96%	$22,495
Stawell Mine	2019	2.50%	1.96%	$5,978